Note 11 - Property, plant and equipment, net	12 Months Ended
Dec. 31, 2024
Note 11 - Property, plant and equipment, net
Note 11 - Property, plant and equipment, net

11     Property, plant and equipment, net

Year ended December 31, 2024	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
Cost
Values at the beginning of the year	889,957	13,538,273	416,913	396,103	71,834	15,313,080
Currency translation adjustment	(5,336)	(94,711)	(2,952)	(4,391)	(350)	(107,740)
Changes due to business combinations (*)	12,949	(24,063)	-	653	-	(10,461)
Additions	2,176	1,028	433	616,218	15,658	635,513
Transfers / Reclassifications	47,989	548,790	31,275	(633,440)	-	(5,386)
Disposals / Consumptions	(12,031)	(65,775)	(21,627)	(2,153)	(5,704)	(107,290)
Values at the end of the year	935,704	13,903,542	424,042	372,990	81,438	15,717,716

Depreciation and impairment
Accumulated at the beginning of the year	164,894	8,696,044	351,309	-	22,654	9,234,901
Currency translation adjustment	(699)	(67,918)	(2,686)	-	(189)	(71,492)
Depreciation charge	16,266	457,264	20,707	-	14,966	509,203
Transfers / Reclassifications	(333)	(2,101)	1,594	-	-	(840)
Disposals / Consumptions	(1,834)	(53,249)	(20,444)	-	-	(75,527)
Accumulated at the end of the year	178,294	9,030,040	350,480	-	37,431	9,596,245
At December 31, 2024	757,410	4,873,502	73,562	372,990	44,007	6,121,471

Year ended December 31, 2023	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
Cost
Values at the beginning of the year	815,763	12,857,494	402,485	252,379	55,526	14,383,647
Currency translation adjustment	1,863	53,282	1,675	1,462	199	58,481
Increase due to business combinations (**)	64,413	256,899	831	71,838	-	393,981
Additions	330	3,661	820	546,515	19,671	570,997
Transfers / Reclassifications	12,031	435,550	22,530	(471,381)	-	(1,270)
Disposals / Consumptions	(4,443)	(68,613)	(11,428)	(4,710)	(3,562)	(92,756)
Values at the end of the year	889,957	13,538,273	416,913	396,103	71,834	15,313,080

Depreciation and impairment
Accumulated at the beginning of the year	152,272	8,313,971	340,526	-	20,615	8,827,384
Currency translation adjustment	390	38,074	1,584	-	105	40,153
Depreciation charge	12,256	411,861	19,839	-	1,934	445,890
Transfers / Reclassifications	(16)	(391)	27	-	-	(380)
Disposals / Consumptions	(8)	(67,471)	(10,667)	-	-	(78,146)
Accumulated at the end of the year	164,894	8,696,044	351,309	-	22,654	9,234,901
At December 31, 2023	725,063	4,842,229	65,604	396,103	49,180	6,078,179

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

(**) For the year 2023, related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions.

Property, plant and equipment include capitalized interests for net amounts at December 31, 2024 and 2023 of $27.2 million and $28.8 million, respectively. There were no new interests capitalized during 2024 and 2023.

Government grants recognized as a reduction of property, plant and equipment were not material for the years 2024 and 2023.

The Company’s Brazilian subsidiary Confab Industrial S.A. (“Confab”) holds certain real estate assets, with a carrying value of $32.1 million, that are subject to a judicial mortgage aimed at securing the indemnification potentially payable to Companhia Siderúrgica Nacional (“CSN") under a lawsuit brough by CSN against Confab and other related companies. The litigation is currently pending, and no amount is currently owed by Confab. See note 27 (i) “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - CSN claims relating to the January 2012 acquisition of Usiminas”.

See note 28 for a description of certain restricted assets with a carrying value of $56.2 million held in Saudi Arabia by the Company’s subsidiary SSPC, in which Tenaris holds a 47.79% interest.

For the year 2024 and 2023, the carrying amount of assets pledged as security for current and non-current borrowings amounted to $147.9 million and $89.6 million, respectively, held in Saudi Arabia by the Company´s subsidiary GPC, in which SSPC holds a 57.3% interest.